Expense Example - FORT PITT CAPITAL TOTAL RETURN FUND - FORT PITT CAPITAL TOTAL RETURN FUND	Feb. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	662
Expense Example, with Redemption, 10 Years	$ 1,489